Goodwill And Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Goodwill And Intangible Assets, Net [Abstract]
Goodwill And Intangible Assets, Net
Note 6 - Goodwill and Intangible Assets, Net

A.	Goodwill

	December 31
	2010	2011
Balance as of January 1	$-	$-
Changes during the year – Goodwill resulting from acquisition of business operations
combination	-	485

Balance as of December 31	$-	$485

B.	Intangible assets, net

	December 31
	2010	2011
Cost
Technology	$1,639	$1,682
Brand	579	607
Know-how	452	452
Non competition agreement	194	194
Customer contracts and relationships	6,141	6,243

Total cost	9,005	9,178

Accumulated amortization and impairments
Technology	1,549	1,566
Brand	579	584
Know-how	452	452
Non competition agreement	171	194
Customer contracts and relationships	5,312	5,773
Total Accumulated amortization	8,063	8,569

	$942	$609

i.	Amortization expense amounted to $978, $575 and $507 for the years ended December 31, 2009, 2010 and 2011, respectively.

Amortization expenses of intangible assets were recorded in the statement of operations in the years incurred .

ii	Estimated amortization expense for the years ending:

December 31
2012	$183
2013	65
2014	65
2015	65
2016 and thereafter	231
$609